Insurance contracts - Summary of Revenue from Main Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	R$ 26,914	R$ 24,849	R$ 22,634
Reinsurance	(38)	(94)	(89)
Retained premiums and contributions	26,876	24,755	22,545
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	667	780	862
Reinsurance	(1)	(4)	(2)
Retained premiums and contributions	666	776	860
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	290	224	214
Reinsurance	(1)	(12)	(11)
Retained premiums and contributions	289	212	203
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	53	56	57
Retained premiums and contributions	53	56	57
Internal Credit [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	64	63	151
Retained premiums and contributions	64	63	151
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	24	37	37
Retained premiums and contributions	24	37	37
Serious or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	172	167	169
Reinsurance		(1)	(2)
Retained premiums and contributions	172	166	167
Extended Warranty Assets [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued		112	252
Retained premiums and contributions		112	252
Disability Savings Pension [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	323	298	256
Reinsurance	(4)	(3)	(6)
Retained premiums and contributions	319	295	250
Plan Generator of Benefits [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	2,084	1,955	1,840
Retained premiums and contributions	2,084	1,955	1,840
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	623	570	726
Reinsurance	(2)		(1)
Retained premiums and contributions	621	570	725
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	151	162	172
Retained premiums and contributions	151	162	172
Home Insurance in Market Policies Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	282	261	224
Reinsurance	(10)	(18)	(19)
Retained premiums and contributions	272	243	205
Traditional Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	129	142	159
Retained premiums and contributions	129	142	159
VGBL [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	20,318	18,153	15,501
Retained premiums and contributions	20,318	18,153	15,501
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	1,001	1,278	1,453
Reinsurance	(11)	(44)	(37)
Retained premiums and contributions	990	1,234	1,416
Other Lines [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions issued	733	591	561
Reinsurance	(9)	(12)	(11)
Retained premiums and contributions	R$ 724	R$ 579	R$ 550